March 2, 2006
Securities and Exchange Commission
100 F Street, N.E.
Room 1580
Washington, D.C. 20549
Attention: Division of Corporation Finance

Re:	Annual Report on Form 10-K For the Year Ended December 31, 2005 Commission File No. 1-8968
Gentlemen:
Pursuant to Rule 15(d) of the Rules and Regulations under the Securities Exchange Act of 1934, following is the annual report on Form 10-K of Anadarko Petroleum Corporation for the year ended December 31, 2005.
If you have any questions or need additional information with respect to this matter, please do not hesitate to call me at 832/636-7738.
Truly yours,
/s/ DIANE L. DICKEY
Diane L. Dickey
Vice President, Controller and Chief Accounting Officer